Condensed Consolidated Statements of Changes in Equity (Deficit) (Unaudited) - USD ($)		Common Stock [Member]	Preferred Stock [Member]	Treasury Stock, Common [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2024		$ 1,859				$ 8,962,753	$ 557,094	$ (13,731,023)	$ (4,209,317)	$ (964,633)	$ (5,173,950)
Balance, shares at Dec. 31, 2024	[1]	619,611
Treasury stock balance, shares at Dec. 31, 2024	[1]
Issuance of ordinary shares for private placement		$ 10,000				9,990,000			10,000,000		10,000,000
Issuance of ordinary shares for private placement, shares	[1]	3,333,333
Ordinary Shares Issued from Debt-to-Equity Conversion		$ 1,660				1,658,340			1,660,000		1,660,000
Ordinary Shares Issued from Debt-to-Equity Conversion, shares	[1]	553,333
Preferred Shares Issued from Debt-to-Equity Conversion			$ 823			822,277			823,100		823,100
Class A Preferred Shares Issued from Debt-to-Equity Conversion, shares	[1]		274,367
Net loss								(1,412,442)	(1,412,442)	(286,947)	(1,699,389)
Foreign currency translation						(4,506)	(518,744)		(523,250)	651,788	128,538
Balance at Jun. 30, 2025		$ 13,519	$ 823			21,428,864	38,350	(15,143,465)	6,338,091	(599,792)	5,738,299
Balance, shares at Jun. 30, 2025	[1]	4,506,277	274,367
Treasury stock balance, shares at Jun. 30, 2025	[1]
Balance at Dec. 31, 2025		$ 14,104	$ 823			21,915,865	153,890	(16,303,616)	5,781,066	(892,661)	$ 4,888,405
Balance, shares at Dec. 31, 2025	[1]	4,701,369	274,367
Treasury stock balance, shares at Dec. 31, 2025					[1]
Net loss								(6,271,430)	(6,271,430)	(243,608)	$ (6,515,038)
Foreign currency translation							(219,301)		(219,301)	42,835	(176,466)
Repurchase of common stock				$ (7,019,740)					(7,019,740)		(7,019,740)
Repurchase of common stock, shares	[1]			(1,152,667)
Repurchase of Pre-Delivery Shares of Convertible Note				$ (180)					(180)		(180)
Repurchase of Pre-Delivery Shares of Convertible Note, shares	[1]			(60,000)
Balance at Jun. 30, 2026		$ 16,233	$ 823	$ (7,019,920)		$ 27,137,422	$ (65,411)	$ (22,575,046)	$ (2,505,899)	$ (1,093,434)	$ (3,599,333)
Balance, shares at Jun. 30, 2026	[1]	5,411,109	274,367
Treasury stock balance, shares at Jun. 30, 2026				(1,212,667)	[1]						1,212,667

[1]	The shares are presented on a retroactive basis to reflect the Share Combination(Note 1).